INCOME TAX EXPENSE (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate	25.00%	25.00%	25.00%	25.00%	25.00%
Dividend tax rate	10.00%	10.00%	10.00%	10.00%	10.00%
Net operating loss carryforwards	$ 147,586	893,440
Net operating loss carryforwards, expiration dates							Jan. 01, 2016	Dec. 31, 2018
Unrecognized tax benefits	$ 40	244	$ 47	282	649	596